Columbia Funds Variable Insurance Trust

225 Franklin Street

Boston, MA 02110

May 1, 2018

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)
Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Contrarian Core Fund
Columbia Variable Portfolio - Diversified Absolute Return Fund
Columbia Variable Portfolio - Long Government/Credit Bond Fund
Columbia Variable Portfolio - Small Cap Value Fund
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio - Strategic Income Fund
CTIVPSM - AQR Managed Futures Strategy Fund
CTIVPSM - Lazard International Equity Advantage Fund
Variable Portfolio - Managed Risk Fund
Variable Portfolio - Managed Risk U.S. Fund
Variable Portfolio - Managed Volatility Conservative Fund
Variable Portfolio - Managed Volatility Conservative Growth Fund
Variable Portfolio - Managed Volatility Growth Fund
Variable Portfolio - U.S. Flexible Conservative Growth Fund
Variable Portfolio - U.S. Flexible Growth Fund
Variable Portfolio - U.S. Flexible Moderate Growth Fund

Post-Effective Amendment No. 76
File Nos. 033-14954 /811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 76 (Amendment). This Amendment was filed electronically on April 27, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Variable Insurance Trust